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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_] Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Longhorn Capital Partners, L.P.

Address: 1445 Ross Avenue
         Suite 5000
         Dallas, TX 75202



Form 13F File Number: 28-13393

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kristopher N. Kristynik

Title:   Principal

Phone:   (214) 452-6260


Signature, Place, and Date of Signing:

/s/ Kristopher N. Kristynik     Dallas, TX      February 14, 2013
----------------------------   --------------   ------------------
        [Signature]            [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 12

Form 13F Information Table Value Total: 328,538 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE

COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------          -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                  VOTING
                     TITLE OF               VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER        CLASS       CUSIP    (X1000)   PRN AMT  PRN CALL DISCRETION MANAGER    SOLE    SHARED NONE
--------------    -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AON PLC.......... SHS CL A       G0408V102   3,634     65,350 SH  N/A     SOLE       --       65,350   0     0
CAMPBELL SOUP
  CO............. COM            134429109   3,506    100,500 SH  N/A     SOLE       --      100,500   0     0
CASH AMER INTL
  INC............ COM            14754D100   2,267     57,150 SH  N/A     SOLE       --       57,150   0     0
ELECTRONIC
  ARTS INC....... COM            285512109   1,539    106,000 SH  N/A     SOLE       --      106,000   0     0
INTUIT........... COM            461202103   1,781     29,950 SH  N/A     SOLE       --       29,950   0     0
PEPSICO INC...... COM            713448108   1,841     26,900 SH  N/A     SOLE       --       26,900   0     0
QUALCOMM
  INC............ COM            747525103   2,027     32,770 SH  N/A     SOLE       --       32,770   0     0
ROCK-TENN CO..... CL A           772739207   2,584     36,968 SH  N/A     SOLE       --       36,968   0     0
SELECT SECTOR
  SPDR TR........ SBI CONS STPLS 81369Y308  49,907  1,430,000 SH  N/A     SOLE       --    1,430,000   0     0
SPDR S&P 500 ETF
  TR............. TR UNIT        78462F103 250,902  1,761,826 SH  N/A     SOLE       --    1,761,826   0     0
TRAVELERS
  COMPANIES
  INC............ COM            89417E109   5,336     74,300 SH  N/A     SOLE       --       74,300   0     0
WAL-MART
  STORES INC..... COM            931142103   3,214     47,100 SH  N/A     SOLE       --       47,100   0     0